Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 16 -  Subsequent Events

On March 24, 2015, the Company reduced the exercise price of the 2014 Convertible Notes Warrants from $0.50 per warrant to $0.11 per warrant.

On March 25, 2015, the Company’s Board of Directors approved an increase in the authorized shares available for grants under the Company’s 2013 Equity Incentive Award Plan from 14,000,000 shares of common stock to 21,000,000 shares of common stock.